Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000019522
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class A
Trading Symbol	ALFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.44%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%
AssetsNet	$ 542,354,024
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 298,233
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019524
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class C
Trading Symbol	ALFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$57	1.19%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.19%
AssetsNet	$ 542,354,024
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 298,233
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054925
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class F
Trading Symbol	ALFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 542,354,024
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 298,233
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184531
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class F3
Trading Symbol	ALFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 542,354,024
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 298,233
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019521
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class I
Trading Symbol	ALFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
AssetsNet	$ 542,354,024
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 298,233
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054926
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R2
Trading Symbol	ALFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$38	0.79%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
AssetsNet	$ 542,354,024
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 298,233
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054927
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R3
Trading Symbol	ALFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$33	0.69%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%
AssetsNet	$ 542,354,024
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 298,233
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155670
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R4
Trading Symbol	ALFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$21	0.44%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%
AssetsNet	$ 542,354,024
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 298,233
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155671
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R5
Trading Symbol	ALFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$9	0.19%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
AssetsNet	$ 542,354,024
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 298,233
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155672
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R6
Trading Symbol	ALFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 542,354,024
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 298,233
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$542,354,024
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$298,233

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	19.30%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.67%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.84%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	21.37%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.76%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.99%
Repurchase Agreements	0.07%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175097
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class A
Trading Symbol	LGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 142,418,294
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 181,017
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175098
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class C
Trading Symbol	LGCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
AssetsNet	$ 142,418,294
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 181,017
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175099
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class F
Trading Symbol	LGCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 142,418,294
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 181,017
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184543
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class F3
Trading Symbol	LGCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 142,418,294
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 181,017
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175100
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class I
Trading Symbol	LGCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 142,418,294
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 181,017
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175102
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R3
Trading Symbol	LGCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
AssetsNet	$ 142,418,294
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 181,017
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175103
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R4
Trading Symbol	LGCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 142,418,294
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 181,017
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175104
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R5
Trading Symbol	LGCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 142,418,294
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 181,017
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175105
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R6
Trading Symbol	LGCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 142,418,294
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 181,017
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$142,418,294
# of Portfolio Holdings	92
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$181,017

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.65%
Consumer Discretionary	9.66%
Consumer Staples	5.55%
Energy	2.76%
Financials	20.45%
Health Care	8.61%
Industrials	13.39%
Information Technology	16.97%
Materials	2.00%
Real Estate	0.80%
Utilities	3.29%
Repurchase Agreements	3.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019525
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class A
Trading Symbol	LICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019527
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class C
Trading Symbol	LICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.66%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.66%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054928
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class F
Trading Symbol	LICFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184533
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class F3
Trading Symbol	LICOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019529
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class I
Trading Symbol	LICYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019528
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class P
Trading Symbol	LICPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054929
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R2
Trading Symbol	LICQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054930
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R3
Trading Symbol	LICRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$60	1.16%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155673
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R4
Trading Symbol	LICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155674
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R5
Trading Symbol	LICTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155675
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R6
Trading Symbol	LICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 365,703,508
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 762,042
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$365,703,508
# of Portfolio Holdings	99
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$762,042

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.57%
Consumer Discretionary	8.81%
Consumer Staples	9.89%
Energy	3.38%
Financials	20.27%
Health Care	8.80%
Industrials	18.38%
Information Technology	8.71%
Materials	5.89%
Real Estate	1.00%
Utilities	2.78%
Repurchase Agreements	2.68%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019537
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class A
Trading Symbol	LFVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.28%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.28%
AssetsNet	$ 82,264,621
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 360,005
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212762
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class C
Trading Symbol	LFVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	2.03%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	2.03%
AssetsNet	$ 82,264,621
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 360,005
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212765
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class F
Trading Symbol	LFSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	1.03%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.03%
AssetsNet	$ 82,264,621
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 360,005
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212764
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class F3
Trading Symbol	LMVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$46	0.98%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.98%
AssetsNet	$ 82,264,621
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 360,005
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019538
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class I
Trading Symbol	LMVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	1.03%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.03%
AssetsNet	$ 82,264,621
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 360,005
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212760
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class R5
Trading Symbol	LMVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	1.03%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.03%
AssetsNet	$ 82,264,621
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 360,005
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212759
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class R6
Trading Symbol	LMVWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.98%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.98%
AssetsNet	$ 82,264,621
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 360,005
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$82,264,621
# of Portfolio Holdings	46
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$360,005

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.40%
Consumer Discretionary	6.46%
Consumer Staples	4.66%
Energy	5.79%
Financials	26.14%
Health Care	7.43%
Industrials	21.63%
Information Technology	12.55%
Materials	4.35%
Real Estate	4.21%
Utilities	2.82%
Repurchase Agreements	1.29%
Money Market FundsFootnote Reference(a)	0.24%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208652
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class A
Trading Symbol	LFGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 84,464,629
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 171,433
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208648
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class C
Trading Symbol	LFGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
AssetsNet	$ 84,464,629
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 171,433
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208649
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class F
Trading Symbol	LFGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 84,464,629
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 171,433
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208650
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class F3
Trading Symbol	LFGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 84,464,629
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 171,433
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Expenses [Text Block]	Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.
Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208651
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class I
Trading Symbol	LFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 84,464,629
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 171,433
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208653
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R3
Trading Symbol	LFGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	1.30%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
AssetsNet	$ 84,464,629
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 171,433
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208654
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R4
Trading Symbol	LFGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 84,464,629
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 171,433
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208655
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R5
Trading Symbol	LFGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 84,464,629
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 171,433
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208656
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R6
Trading Symbol	LFGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 84,464,629
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 171,433
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$84,464,629
# of Portfolio Holdings	32
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$171,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	22.63%
Consumer Discretionary	15.37%
Financials	1.56%
Health Care	12.10%
Industrials	3.69%
Information Technology	41.04%
Repurchase Agreements	3.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Expenses [Text Block]	Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.
Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000209879
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class A
Trading Symbol	LAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
AssetsNet	$ 33,018,045
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,960
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209875
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class C
Trading Symbol	LCFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.71%
AssetsNet	$ 33,018,045
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,960
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209876
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class F
Trading Symbol	LFFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 33,018,045
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,960
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209877
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class F3
Trading Symbol	LOFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 33,018,045
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,960
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209878
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class I
Trading Symbol	LIFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 33,018,045
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,960
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209880
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R3
Trading Symbol	LQFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	1.21%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%
AssetsNet	$ 33,018,045
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,960
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209881
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R4
Trading Symbol	LSFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
AssetsNet	$ 33,018,045
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,960
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R5
Trading Symbol	LFLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 33,018,045
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,960
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R6
Trading Symbol	LVFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
AssetsNet	$ 33,018,045
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,960
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$33,018,045
# of Portfolio Holdings	29
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,960

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.98%
Consumer Discretionary	5.08%
Consumer Staples	7.95%
Energy	7.38%
Financials	24.06%
Health Care	11.77%
Industrials	18.31%
Information Technology	13.44%
Materials	3.56%
Real Estate	2.94%
Repurchase Agreements	1.53%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019515
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class A
Trading Symbol	LDFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019517
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class C
Trading Symbol	GILAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.70%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.70%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054922
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class F
Trading Symbol	LAVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000184529
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class F3
Trading Symbol	LDFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019519
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class I
Trading Symbol	LAVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019518
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class P
Trading Symbol	LAVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054923
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R2
Trading Symbol	LAVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054924
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R3
Trading Symbol	LAVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155667
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R4
Trading Symbol	LAVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155668
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R5
Trading Symbol	LAVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155669
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R6
Trading Symbol	LAVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,834,094,905
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,269,849
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,834,094,905
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$5,269,849

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.04%
Consumer Discretionary	5.11%
Consumer Staples	3.90%
Energy	7.21%
Financials	25.64%
Health Care	15.66%
Industrials	14.70%
Information Technology	11.48%
Materials	3.38%
Real Estate	2.93%
Utilities	5.31%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101588
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class A
Trading Symbol	LGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 6,211,137,178
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,521,329
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101589
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class C
Trading Symbol	LGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.64%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.64%
AssetsNet	$ 6,211,137,178
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,521,329
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101590
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class F
Trading Symbol	LGLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 6,211,137,178
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,521,329
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000184541
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class F3
Trading Symbol	LGLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 6,211,137,178
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,521,329
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101591
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class I
Trading Symbol	LGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 6,211,137,178
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,521,329
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101592
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R2
Trading Symbol	LGLQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.24%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
AssetsNet	$ 6,211,137,178
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,521,329
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000101593
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R3
Trading Symbol	LGLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
AssetsNet	$ 6,211,137,178
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,521,329
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155685
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R4
Trading Symbol	LGLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 6,211,137,178
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,521,329
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155686
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R5
Trading Symbol	LGLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 6,211,137,178
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,521,329
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155687
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R6
Trading Symbol	LGLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 6,211,137,178
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,521,329
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$6,211,137,178
# of Portfolio Holdings	45
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$17,521,329

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	21.22%
Consumer Discretionary	12.22%
Consumer Staples	1.66%
Financials	4.55%
Health Care	11.71%
Industrials	5.70%
Information Technology	39.12%
Repurchase Agreements	3.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208658
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class A
Trading Symbol	LHCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	1.03%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.03%
AssetsNet	$ 7,512,188
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208659
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class C
Trading Symbol	LHCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.78%
AssetsNet	$ 7,512,188
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208660
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class F
Trading Symbol	LHCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$37	0.78%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.78%
AssetsNet	$ 7,512,188
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208661
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class F3
Trading Symbol	LHCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.63%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.63%
AssetsNet	$ 7,512,188
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000208662
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class I
Trading Symbol	LHCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.78%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.78%
AssetsNet	$ 7,512,188
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208664
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R3
Trading Symbol	LHCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	1.28%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.28%
AssetsNet	$ 7,512,188
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208665
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R4
Trading Symbol	LHCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	1.03%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.03%
AssetsNet	$ 7,512,188
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208667
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R5
Trading Symbol	LHCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.78%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.78%
AssetsNet	$ 7,512,188
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208666
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R6
Trading Symbol	LHCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.62%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%
AssetsNet	$ 7,512,188
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$7,512,188
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	100.00%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019658
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class A
Trading Symbol	LAIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019660
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class C
Trading Symbol	LINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.99%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054937
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class F
Trading Symbol	LINFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184538
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class F3
Trading Symbol	LOIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019662
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class I
Trading Symbol	LINYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019661
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class P
Trading Symbol	LINPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	1.44%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054938
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R2
Trading Symbol	LINQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054939
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R3
Trading Symbol	LINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$76	1.49%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155679
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R4
Trading Symbol	LINSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155680
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R5
Trading Symbol	LINTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155681
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R6
Trading Symbol	LINVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 306,623,195
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,118,529
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$306,623,195
# of Portfolio Holdings	111
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$1,118,529

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.10%
Consumer Discretionary	10.56%
Consumer Staples	7.61%
Energy	3.52%
Financials	16.58%
Health Care	4.90%
Industrials	22.87%
Information Technology	9.38%
Materials	7.37%
Real Estate	6.50%
Utilities	0.95%
Repurchase Agreements	2.46%
Money Market FundsFootnote Reference(a)	1.08%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065058
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class A
Trading Symbol	LIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
AssetsNet	$ 432,872,493
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,004,909
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065060
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class C
Trading Symbol	LIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.71%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.71%
AssetsNet	$ 432,872,493
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,004,909
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065061
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class F
Trading Symbol	LIDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
AssetsNet	$ 432,872,493
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,004,909
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184539
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class F3
Trading Symbol	LIDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 432,872,493
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,004,909
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065062
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class I
Trading Symbol	LAIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 432,872,493
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,004,909
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065063
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R2
Trading Symbol	LIDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
AssetsNet	$ 432,872,493
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,004,909
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065064
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R3
Trading Symbol	LIRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.21%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
AssetsNet	$ 432,872,493
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,004,909
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155682
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R4
Trading Symbol	LIRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
AssetsNet	$ 432,872,493
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,004,909
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155683
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R5
Trading Symbol	LIRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 432,872,493
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,004,909
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155684
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R6
Trading Symbol	LIRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 432,872,493
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,004,909
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$432,872,493
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$1,004,909

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.89%
Consumer Discretionary	4.91%
Consumer Staples	7.94%
Energy	6.10%
Financials	27.05%
Health Care	9.22%
Industrials	15.02%
Information Technology	3.84%
Materials	7.39%
Real Estate	2.08%
Utilities	7.19%
Repurchase Agreements	3.52%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019535
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class A
Trading Symbol	LAMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.38%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.38%
AssetsNet	$ 163,468,287
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 848,692
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$163,468,287
# of Portfolio Holdings	73
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$848,692

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.82%
Consumer Discretionary	7.21%
Consumer Staples	9.70%
Financials	7.35%
Health Care	30.46%
Industrials	15.78%
Information Technology	20.49%
Repurchase Agreements	1.81%
Money Market FundsFootnote Reference(a)	1.24%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000221454
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class C
Trading Symbol	LCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.13%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.13%
AssetsNet	$ 163,468,287
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 848,692
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$163,468,287
# of Portfolio Holdings	73
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$848,692

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.82%
Consumer Discretionary	7.21%
Consumer Staples	9.70%
Financials	7.35%
Health Care	30.46%
Industrials	15.78%
Information Technology	20.49%
Repurchase Agreements	1.81%
Money Market FundsFootnote Reference(a)	1.24%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000221457
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class F
Trading Symbol	LFMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$53	1.13%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.13%
AssetsNet	$ 163,468,287
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 848,692
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$163,468,287
# of Portfolio Holdings	73
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$848,692

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.82%
Consumer Discretionary	7.21%
Consumer Staples	9.70%
Financials	7.35%
Health Care	30.46%
Industrials	15.78%
Information Technology	20.49%
Repurchase Agreements	1.81%
Money Market FundsFootnote Reference(a)	1.24%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019536
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class I
Trading Symbol	LMIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.13%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.13%
AssetsNet	$ 163,468,287
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 848,692
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$163,468,287
# of Portfolio Holdings	73
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$848,692

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.82%
Consumer Discretionary	7.21%
Consumer Staples	9.70%
Financials	7.35%
Health Care	30.46%
Industrials	15.78%
Information Technology	20.49%
Repurchase Agreements	1.81%
Money Market FundsFootnote Reference(a)	1.24%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019539
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class A
Trading Symbol	LVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.17%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019541
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class C
Trading Symbol	LVOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.92%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.92%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054934
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class F
Trading Symbol	LVOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	1.02%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.02%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000184535
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class F3
Trading Symbol	LVOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$39	0.83%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019543
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class I
Trading Symbol	LVOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.92%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.92%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019542
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class P
Trading Symbol	LVOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$65	1.37%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.37%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054935
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R2
Trading Symbol	LVOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$72	1.52%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.52%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054936
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R3
Trading Symbol	LVORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$67	1.42%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.42%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155676
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R4
Trading Symbol	LVOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$55	1.17%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155677
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R5
Trading Symbol	LVOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$43	0.92%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.92%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155678
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R6
Trading Symbol	LVOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.83%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,070,833,592
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,701,317
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2025)
Total Net Assets	$1,070,833,592
# of Portfolio Holdings	65
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$4,701,317

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	8.18%
Consumer Staples	3.73%
Energy	4.79%
Financials	20.11%
Health Care	9.16%
Industrials	23.59%
Information Technology	16.12%
Materials	3.48%
Real Estate	3.91%
Utilities	3.47%
Repurchase Agreements	0.80%
Money Market FundsFootnote Reference(a)	0.76%
Time DepositsFootnote Reference(a)	0.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388